Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUE, NET	$ 1,561,679	$ 2,429,195	$ 5,115,680	$ 10,712,363	$ 12,767,145	$ 9,973,264
COST OF REVENUE	1,586,478	3,973,656	4,775,102	11,431,331	13,419,133	7,979,830
GROSS PROFIT (LOSS)	(24,799)	(1,544,461)	340,578	(718,968)	(651,988)	1,993,434
COMMISSIONS	423	2,674	2,169	24,051	24,482	42,332
SALARIES AND WAGES	301,393	352,178	1,298,358	1,498,703	2,032,457	1,827,607
DEPRECIATION AND AMORTIZATION	2,754	151,568	33,091	426,364	584,386	384,963
IMPAIRMENT LOSS		748,997		748,997	5,797,906	374,300
OTHER OPERATING EXPENSES	410,913	566,977	1,773,702	1,930,753	2,522,764	2,147,873
LOSS FROM OPERATIONS	(740,282)	(3,366,855)	(2,766,742)	(5,347,836)	(11,613,983)	(2,783,641)
OTHER INCOME	(1,902)	22,229	25,292	68,899	154,196	498,791
INTEREST INCOME	16		40
LOSS ON SETTLEMENT OF DEBT	(144,169)	(57,085)	(977,188)	(57,085)
LOSS ON CONVERSION OF DEBT					(57,085)
CHANGE IN FAIR VALUE OF DERIVATIVE AND WARRANT LIABILITIES	1,240,214		1,339,791
INTEREST EXPENSE	(799,690)	(336,378)	(1,470,143)	(893,146)	(1,678,097)	(320,524)
NET LOSS	(445,813)	(3,738,089)	(3,848,950)	(6,229,168)	(13,194,969)	(2,605,374)
DIVIDEND ON PREFERRED STOCK						28,260
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(445,813)	(3,738,089)	(3,848,950)	(6,229,168)	(13,194,969)	(2,633,634)
COMPREHENSIVE INCOME (LOSS):
CHANGE IN FOREIGN CURRENCY TRANSLATION ADJUSTMENT	25,573	(51,124)	74,403	(52,910)	(181,613)	(54,240)
COMPREHENSIVE LOSS	$ (420,240)	$ (3,789,213)	$ (3,774,547)	$ (6,282,078)	(181,613)	(54,240)
COMPREHENSIVE LOSS ATTRIBUTABLE TO BLUE STAR FOODS CORP.					$ (13,376,582)	$ (2,659,614)
Loss per common share:
Net loss per common share basic	$ (0.13)	$ (2.97)	$ (1.54)	$ (4.98)	$ (0.52)	$ (0.12)
Net loss per common share diluted	$ (0.13)	$ (2.97)	$ (1.54)	$ (4.98)	$ (0.52)	$ (0.12)
Weighted average common shares outstanding basic	3,437,050	1,258,484	2,503,628	1,251,103	25,158,555	21,708,576
Weighted average common shares outstanding diluted	3,437,050	1,258,484	2,503,628	1,251,103	25,158,555	21,708,576